Fair Value Measurements (Financial Instruments, Measured at Fair Value) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted time deposit	$ 244,179,000	$ 271,000
Equity investments with readily determinable fair values	0
Foreign exchange forward contracts recognized in other short-term liabilities		715,000
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	595,702,000	1,136,892,000
Short-term investments	1,041,395,000	818,934,000
Restricted time deposit	244,179,000
Equity investments with readily determinable fair values	6,790,000	21,307,000
Foreign exchange forward contracts recognized in other short-term liabilities		715,000
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Short-term investments	0	0
Restricted time deposit	0
Equity investments with readily determinable fair values	6,790,000	21,307,000
Foreign exchange forward contracts recognized in other short-term liabilities		0
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	595,702,000	1,136,892,000
Short-term investments	1,041,395,000	818,934,000
Restricted time deposit	244,179,000
Equity investments with readily determinable fair values	0	0
Foreign exchange forward contracts recognized in other short-term liabilities		715,000
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Short-term investments	0	0
Restricted time deposit	0
Equity investments with readily determinable fair values	$ 0	0
Foreign exchange forward contracts recognized in other short-term liabilities		$ 0